Commitments (Tables)	12 Months Ended
Jan. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Capital Leases and Non-Cancelable Operating Leases

Future minimum lease payments under capital leases and under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of January 31, 2013, are:

	January 31,
	Capital leases	Operating leases
2014	$13,226	$102,740
2015	9,957	77,686
2016	5,246	55,315
2017	5,169	40,207
2018	5,987	26,281
2019 and thereafter	55,671	27,332

Total lease payments	95,256	$329,561

Less amount representing interest	(10,341)

Present value of minimum capital lease payments	84,915
Less current portion of capital lease obligations	(11,377)

Capital lease obligations, excluding current portion	$73,538